CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

9.    CONTRACT LIABILITIES

The Group’s contract liabilities include the upfront payments received upon signing of the contract for IPO/IFA/FA services and advances from clients related to CA services on the Group’s consolidated balance sheets. These payments are non-refundable are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of December 31, 2022 and 2021, the contract liabilities were comprised of the following:

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$
Contract liabilities	2,450,000	2,800,000	358,905
Advance from customers	800,604	254,032	32,562
Total	3,250,604	3,054,032	391,467